January 13, 2015

SEMPER MBS TOTAL RETURN FUND

Institutional Class	SEMMX
Investor Class	SEMPX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for
the Semper MBS Total Return Fund dated March 30, 2014, as supplemented

Effective immediately, Mr. Vesta Marks, Jr. will no longer serve as a portfolio manager to the Semper MBS Total Return Fund (the “Fund”).  Therefore, please disregard all references to Mr. Marks in the Summary Prospectus, Prospectus and SAI for the Fund.

Effective immediately, Mr. Thomas Mandel will serve as a portfolio manager to the Fund.

In connection with these changes, effective immediately, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

Summary Prospectus and Prospectus

•	The “Portfolio Managers” section on page 4 of the Fund’s Summary Prospectus and page 8 of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers.   Mr. Jay Menozzi, CFA, Chief Investment Officer, Mr. Boris Peresechensky, CFA, Portfolio Manager, and Mr. Thomas Mandel, CFA, Senior Managing Director, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. Menozzi has managed the Fund since its inception in July, 2013.  Mr. Peresechensky has managed the Fund since March, 2014.  Mr. Mandel has managed the Fund since January, 2015.

Prospectus

•	The following paragraph is added to the “Portfolio Managers” section on page 15 of the Fund’s Prospectus:

Thomas Mandel, CFA, Senior Managing Director
Mr. Thomas Mandel is a founding member and Managing Director of the Adviser.  Mr. Mandel was the chief investment officer from inception until 2005, and has remained a senior member of the investment team since that time.  Mr. Mandel has more than 25 years of experience managing fixed-income portfolios including short duration strategies.

SAI

•	The first paragraph in the “Portfolio Managers” section on page 29 is deleted and replaced with the following:

Mr. Jay Menozzi, CFA, Chief Investment Officer, Mr. Boris Peresechensky, CFA, Portfolio Manager, and Mr. Thomas Mandel, CFA, Senior Managing Director, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. Menozzi has managed the Fund since its inception in July, 2013.  Mr. Peresechensky has managed the Fund since March, 2014.  Mr. Mandel has managed the Fund since January, 2015. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of December 31, 2014.

•	The tables in the “Portfolio Managers” section on page 30 are deleted and replaced with the following:

Mr. Jay Menozzi
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$51 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

Mr. Boris Peresechensky
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$51 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

Mr. Thomas Mandel
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$51 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

•	The “Securities Owned in the Fund by Portfolio Managers” section on page 30 is deleted and replaced with the following:

Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2014, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Mr. Jay Menozzi	$50,001-$100,000
Mr. Boris Peresechensky	$50,001-$100,000
Mr. Thomas Mandel	$1-$10,000

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
The date of this Supplement is January 13, 2015.